Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 22,006	$ 10,723
Restricted cash	775	503
Short-term investments	7,970	0
Accounts receivable - trade, net of allowance of $42, $59 and $61, respectively	22,089	13,525
Bank acceptance receivable	0	1,034
Inventories	19,608	12,493
Prepaid expenses and other current assets	5,488	968
Total current assets	77,936	39,246
Property, plant and equipment, net of accumulated depreciation of $28,145, $24,967 and $22,556, respectively	31,134	24,838
Land use rights, net	959	674
Intangible assets, net	851	795
Other assets, net	177	195
TOTAL ASSETS	111,057	65,748
Current liabilities
Current portion of notes payable and long-term debt	17,185	13,900
Accounts payable	15,010	6,913
Bank acceptance payable	2,347	1,521
Accrued liabilities	4,515	3,243
Total current liabilities	39,057	25,577
Notes payable and long-term debt, less current portion	8,923	9,163
TOTAL LIABILITIES	47,980	34,740
Stockholders' equity (deficit):
Redeemable Convertible Preferred Stock and Convertible Preferred Stock; 5,000 shares authorized; no shares issued and outstanding at December 31, 2013, $0.001 par value; 172,200 shares authorized; 5,547 shares issued and outstanding at December 31, 2012, no par value	0	105,367
Common Stock; 45,000 shares authorized; 12,644 shares issued and outstanding at December 31, 2013. $0.001 par value; 300,000 shares authorized; 266 shares issued and outstanding at December 31, 2012 , no par value	13	1,074
Additional paid-in capital	144,023	4,468
Accumulated other comprehensive gain	2,364	2,016
Accumulated deficit	(83,323)	(81,917)
TOTAL STOCKHOLDERS' EQUITY	63,077	31,008
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 111,057	$ 65,748